Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Mar. 31, 2026
Machinery [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Property, Plant and Equipment, Useful Life	10 years
Electric equipment [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Electric equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electric equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office equipment [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvement cost [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	shorter of the lease term and the remaining useful life
Leasehold improvement cost [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold improvement cost [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	10 years